CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($)	Share Capital	Warrants	Contributed Surplus	Accumulated Deficit	Total Shareholders' Equity	Non-Controlling Interest	Total
Balance at Dec. 31, 2016	$ 9,756,732		$ 3,043,099	$ (9,097,537)	$ 3,702,294		$ 3,702,294
Balance (shares) at Dec. 31, 2016	67,794,698	8,489,451
Shares issued on stock option - exercises (Note 18)	$ 1,699,945		(579,885)		1,120,060		$ 1,120,060
Shares issued on stock option - exercises (Note 18) (shares)	1,531,250						(1,531,250)
Units issued on prospectus offerings	$ 36,260,901	$ 4,679,773			40,940,674		$ 40,940,674
Units issued on prospectus offerings (shares)	24,870,100	12,690,250
Share issuance costs	$ (3,168,869)				(3,168,869)		(3,168,869)
Compensation options	(350,098)		350,098
Shares issued on warrant exercises (Note 18)	$ 32,314,959	$ (4,396,189)			27,918,770		27,918,770
Shares issued on warrant exercises (Note 18) (shares)	11,845,075	(11,845,075)
Shares issued on compensation option exercises (Note 18)	$ 1,398,676	$ 178,188	(350,098)		1,226,766		1,226,766
Shares issued on compensation option exercises (Note 18) (shares)	746,103	373,051
Acquisition of Avalite Sciences Inc						$ 2,066,826	2,066,826
Share-based payments (Note 18)			2,822,495		2,822,495		2,822,495
Net loss and comprehensive loss				(8,731,832)	(8,731,832)	(109,992)	(8,841,824)
Balance at Dec. 31, 2017	$ 77,912,246	$ 461,772	5,285,709	(17,829,369)	65,830,358	1,956,834	67,787,192
Balance (shares) at Dec. 31, 2017	106,787,226	9,707,677
Shares issued on stock option - exercises (Note 18)	$ 1,893,247		(698,716)		1,194,531		1,194,531
Shares issued on stock option - exercises (Note 18) (shares)	1,410,195
Units issued on prospectus offerings	$ 51,540,000	$ 9,060,000			60,600,000		60,600,000
Units issued on prospectus offerings (shares)	14,000,000	10,000,000
Share issuance costs	$ (455,062)				(455,062)		(455,062)
Acquisition of Verdelite Sciences Inc. (Note 6)	$ 45,000,000				45,000,000		45,000,000
Acquisition of Verdelite Sciences Inc. (Note 6) (shares)	9,911,894
Deemed Issuance for acquisition of Avalite Sciences Inc. (Note 6)	$ 4,000,000			(4,449,685)	(449,685)	(1,550,319)	(2,000,004)
Deemed Issuance for acquisition of Avalite Sciences Inc. (Note 6) (shares)	1,093,938
Shares issued on warrant exercises (Note 18)	$ 24,901,302	$ (3,044,679)			21,856,623		$ 21,856,623
Shares issued on warrant exercises (Note 18) (shares)	8,239,863	(8,239,863)
Warrants expired		$ (2,117,093)	2,117,093
Warrants expired (shares)		(3,056,050)					(3,056,050)
Share-based payments (Note 18)			7,498,450		7,498,450		$ 7,498,450
Net loss and comprehensive loss				(30,576,893)	(30,576,893)	$ (406,515)	(30,983,408)
Balance at Dec. 31, 2018	$ 204,791,733	$ 4,360,000	$ 14,202,536	$ (52,855,947)	$ 170,498,322		$ 170,498,322
Balance (shares) at Dec. 31, 2018	141,443,116	8,411,764